LOANS RECEIVABLE, NET, Allowance for Credit Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 40,484	$ 21,586	$ 0
Acquisition of subsidiaries		4,939	21,471
(Reversal) Charged to expenses	47,696	39,811	11,257
Write-off of loans receivable	(12,301)	(27,350)	(10,026)
Exchange differences	(1,989)	1,498	(1,116)
Ending balance	73,890	40,484	21,586
Commercial [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	28,324	8,208	0
Acquisition of subsidiaries		2,335	14,721
(Reversal) Charged to expenses	11,001	27,750	(1,687)
Write-off of loans receivable	(9,757)	(10,890)	(3,911)
Exchange differences	(951)	921	(915)
Ending balance	28,617	28,324	8,208
Consumer [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	12,160	13,378	0
Acquisition of subsidiaries		2,604	6,750
(Reversal) Charged to expenses	36,695	12,061	12,944
Write-off of loans receivable	(2,544)	(16,460)	(6,115)
Exchange differences	(1,038)	577	(201)
Ending balance	$ 45,273	$ 12,160	$ 13,378